Derivative Assets and Liabilities	12 Months Ended
Dec. 31, 2023
Derivative Assets and Liabilities [Abstract]
DERIVATIVE ASSETS AND LIABILITIES
NOTE 10:	DERIVATIVE ASSETS AND LIABILITIES

BTC option contracts

Starting in the first quarter of 2023, the Company purchased BTC option contracts to which gave it the right, but not the obligation, to sell digital assets at a fixed price. Options contracts are used to reduce the risk of BTC price volatility and reduce the variability of cash flows resulting from future sales of digital assets. The Company did not apply hedge accounting on these contracts. There were no derivative asset and liability activities relating to BTC option contracts in 2022.

Reconciliation of the fair value measurement of derivatives (Level 2):

	Year ended December 31,
	2023
	Derivative Assets	Derivative Liabilities
Balance as of January 1,	—	—
Remeasurement recognized in statement of profit or loss during the period	28	20
Purchases	1,253	366
Sales	—	(386)
Balance as of December 31,	1,281	—

The following gain or loss on derivatives are recognized in Net financial expenses (income) in the consolidated statements of profit or loss and comprehensive profit or loss:

Year ended December 31,
2023
Unrealized change in fair value of outstanding contracts	409
Realized loss on settled contracts	(361)
48

Warrant liabilities

In November 2023, the Company completed a private placement which included 22,222,223 warrants and 3,000,000 broker warrants to purchase common shares, as described in Note 21. The warrants are convertible for a fixed number of common shares of the Company but have a contingent cashless exercise clause, which results in a classification as a financial liability and measurement at fair value through profit and loss recognized in Net financial income (expenses).

As of December 31, 2023, the Company had warrant liabilities in the amount of $40,426, which includes $34,276 relating to the November 2023 private placement and $6,150 relating to the 2021 private placements (December 31, 2022: nil and $169, respectively).

The Black-Scholes model and inputs below were used in determining the values of the warrants and broker warrants at initial recognition, prior to their derecognition as described in Note 21 and at period end.

November 28, 2023 warrants

	Initial recognition	Remeasurement on settlement of warrants		Remeasurement at period end
Measurement date	November 28, 2023	December 18, 2023	December 27, 2023	December 31, 2023
Dividend yield (%)	—	—	—	—
Expected share price volatility (%)	100%	93%	91%	91%
Risk-free interest rate (%)	4.89%	4.43%	4.20%	4.23%
Expected life of warrants (years)	3.00	2.93	2.91	2.90
Share price (CAD)	1.58	3.96	4.33	3.85
Exercise price (USD)	1.17	1.17	1.17	1.17
Fair value of warrants (USD)	0.74	2.22	2.69	2.15
Number of warrants granted (exercised)	22,222,000	(4,963,000)	(2,000,000)	15,259,000

November 28, 2023 broker warrants

January 7, 2021 broker warrants

	Remeasurement at period end	Remeasurement at period end	Remeasurement at period end
Measurement date	January 1, 2022	December 31, 2022	December 31, 2023
Dividend yield (%)	—	—	—
Expected share price volatility (%)	113%	85%	158%
Risk-free interest rate (%)	0.97%	4.41%	4.23%
Expected life of warrants (years)	2.01	1.01	0.01
Share price (CAD)	6.38	0.56	3.85
Exercise price (CAD)	2.81	2.81	2.81
Fair value of warrants (USD)	3.72	0.01	0.64
Number of warrants outstanding	96,000	96,000	96,000

January 14, 2021 warrants

	Remeasurement at period end	Remeasurement at period end	Remeasurement at period end
Measurement date	January 1, 2022	December 31, 2022	December 31, 2023
Dividend yield (%)	—	—	—
Expected share price volatility (%)	113%	88%	78%
Risk-free interest rate (%)	0.97%	4.41%	4.23%
Expected life of warrants (years)	2.53	1.53	0.53
Share price (CAD)	6.38	0.56	3.85
Exercise price (USD)	3.10	3.10	3.10
Fair value of warrants (USD)	3.63	0.02	0.56
Number of warrants outstanding	559,000	559,000	559,000

January 14, 2021 broker warrants

	Remeasurement at period end	Remeasurement at period end	Remeasurement at period end
Measurement date	January 1, 2022	December 31, 2022	December 31, 2023
Dividend yield (%)	—	—	—
Expected share price volatility (%)	113%	88%	78%
Risk-free interest rate (%)	0.97%	4.41%	4.23%
Expected life of warrants (years)	2.53	1.53	0.53
Share price (CAD)	6.38	0.56	3.85
Exercise price (USD)	3.53	3.53	3.53
Fair value of warrants (USD)	3.52	0.01	0.43
Number of warrants outstanding	447,000	447,000	447,000

February 10, 2021 warrants

	Remeasurement at period end	Remeasurement at period end	Remeasurement at period end
Measurement date	January 1, 2022	December 31, 2022	December 31, 2023
Dividend yield (%)	—	—	—
Expected share price volatility (%)	113%	88%	76%
Risk-free interest rate (%)	0.97%	4.41%	4.23%
Expected life of warrants (years)	2.60	1.60	0.60
Share price (CAD)	6.38	0.56	3.85
Exercise price (USD)	3.01	3.01	3.01
Fair value of warrants (USD)	3.68	0.02	0.62
Number of warrants outstanding	6,156,000	6,156,000	6,156,000

February 10, 2021 broker warrants

	Remeasurement at period end	Remeasurement at period end	Remeasurement at period end
Measurement date	January 1, 2022	December 31, 2022	December 31, 2023
Dividend yield (%)	—	—	—
Expected share price volatility (%)	113%	88%	76%
Risk-free interest rate (%)	0.97%	4.41%	4.23%
Expected life of warrants (years)	2.60	1.60	0.60
Share price (CAD)	6.38	0.56	3.85
Exercise price (USD)	3.39	3.39	3.39
Fair value of warrants (USD)	3.58	0.01	0.50
Number of warrants outstanding	125,000	125,000	125,000

May 20, 2021 warrants

	Remeasurement at period end	Remeasurement at period end	Remeasurement at period end
Measurement date	January 1, 2022	December 31, 2022	December 31, 2023
Dividend yield (%)	—	—	—
Expected share price volatility (%)	111%	86%	85%
Risk-free interest rate (%)	0.97%	4.41%	4.23%
Expected life of warrants (years)	2.38	1.38	0.38
Share price (CAD)	6.38	0.56	3.85
Exercise price (USD)	4.87	4.87	4.87
Fair value of warrants (USD)	3.12	—	0.15
Number of warrants outstanding	10,613,000	10,613,000	10,613,000

May 20, 2021 broker warrants

	Remeasurement at period end	Remeasurement at period end	Remeasurement at period end
Measurement date	January 1, 2022	December 31, 2022	December 31, 2023
Dividend yield (%)	—	—	—
Expected share price volatility (%)	111%	86%	85%
Risk-free interest rate (%)	0.97%	4.41%	4.23%
Expected life of warrants (years)	2.38	1.38	0.38
Share price (CAD)	6.38	0.56	3.85
Exercise price (USD)	5.49	5.49	5.49
Fair value of warrants (USD)	3.01	—	0.10
Number of warrants outstanding	1,132,000	1,132,000	1,132,000